Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings per share
Earnings per share

			Cents per share
Per ordinary share	2018	2017	2016
Basic earnings per share	46.98	17.20	0.61
Diluted earnings per share	46.67	17.10	0.60

		Dollars per share
Per American Depositary Share (ADS)	2018	2017	2016
Basic earnings per share	2.82	1.03	0.04
Diluted earnings per share	2.80	1.03	0.04

Basic earnings per ordinary share amounts are calculated by dividing the profit (loss) for the year attributable to BP ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.
The average number of shares outstanding includes certain shares that will be issuable in the future under employee share-based payment plans and excludes treasury shares, which includes shares held by the Employee Share Ownership Plan trusts (ESOPs).
For the diluted earnings per share calculation, the weighted average number of shares outstanding during the year is adjusted for the average number of shares that are potentially issuable in connection with employee share-based payment plans. If the inclusion of potentially issuable shares would decrease loss per share, the potentially issuable shares are excluded from the weighted average number of shares outstanding used to calculate diluted earnings per share.

			$ million
	2018	2017	2016
Profit (loss) attributable to BP shareholders	9,383	3,389	115
Less: dividend requirements on preference shares	1	1	1
Profit (loss) for the year attributable to BP ordinary shareholders	9,382	3,388	114

			Shares thousand
	2018	2017	2016
Basic weighted average number of ordinary shares	19,970,215	19,692,613	18,744,800
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans	132,278	123,829	110,519
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share	20,102,493	19,816,442	18,855,319

			Shares thousand
	2018	2017	2016
Basic weighted average number of ordinary shares – ADS equivalent	3,328,369	3,282,102	3,124,133
Potential dilutive effect of ordinary shares (ADS equivalent) issuable under employee share-based payment plans	22,046	20,638	18,420
Weighted average number of ordinary shares (ADS equivalent) outstanding used to calculate diluted earnings per share	3,350,415	3,302,740	3,142,553

11. Earnings per share – continued
The number of ordinary shares outstanding at 31 December 2018, excluding treasury shares, and including certain shares that will be issuable in the future under employee share-based payment plans was 20,101,658,664. Between 31 December 2018 and 11 March 2019, the latest practicable date before the completion of these financial statements, there was a net increase of 143,038,241 in the number of ordinary shares outstanding primarily as a result of share issues in relation to employee share-based payment plans.
Employee share-based payment plans
The group operates share and share option plans for directors and certain employees to obtain ordinary shares and ADSs in the company. Information on these plans for directors is shown in the Directors remuneration report on pages 87-109.
The following table shows the number of shares potentially issuable under equity-settled employee share option plans, including the number of options outstanding, the number of options exercisable at the end of each year, and the corresponding weighted average exercise prices. The dilutive effect of these plans at 31 December is also shown.

Share options		2018		2017
	Number of optionsab thousand	Weighted average exercise price $	Number of optionsab thousand	Weighted average exercise price $
Outstanding	19,437	4.28	22,399	4.34
Exercisable	481	4.69	1,112	4.46
Dilutive effect	6,123	n/a	5,145	n/a

[a]	Numbers of options shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).

[b]	At 31 December 2018 the quoted market price of one BP ordinary share was £4.96 (2017 £5.23).
In addition, the group operates a number of equity-settled employee share plans under which share units are granted to the group’s senior leaders and certain other employees. These plans typically have a three-year performance or restricted period during which the units accrue net notional dividends which are treated as having been reinvested. Leaving employment will normally preclude the conversion of units into shares, but special arrangements apply for participants that leave for qualifying reasons. The number of shares that are expected to vest each year under employee share plans are shown in the table below. The dilutive effect of the employee share plans at 31 December is also shown.

Share plans	2018	2017
	Number of shares[a]	Number of shares[a]
Vesting	thousand	thousand
Within one year	108,934	101,550
1 to 2 years	106,337	108,373
2 to 3 years	71,407	85,878
3 to 4 years	588	413
Over 4 years	799	166
	288,065	296,380
Dilutive effect	127,165	126,122

[a]	Numbers of shares shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).
There has been a net decrease of 56,796,490 in the number of potential ordinary shares relating to employee share-based payment plans between 31 December 2018 and 11 March 2019.